Interest expense and other financial costs (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest expense and other financial costs [Abstract]
Interest on financial debt	$ 69,796	$ 80,580	$ 97,590
Interest expense on leasing arrangements	70,225	0	0
Other financial expenses	5,303	2,146	3,802
Amortization of transaction cost associated with financial debt	1,551	2,164	4,137
Interest on trust certificates	0	0	942,266
Transaction cost of mandatory convertible debentures into shares	0	0	87,482
Amortization of trust certificate transaction cost	0	0	75,209
Interest expense and other financial costs	$ 146,875	$ 84,890	$ 1,210,486